Pensions and post-retirement benefits - Disclosure of analysis of scheme assets (Details) - Fair value of plan assets - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 24,914	£ 25,360
% of total fair value of scheme assets %	100.00%	100.00%
Equities
Disclosure of fair value of plan assets [line items]
Equities	£ 116	£ 113
% of total fair value of scheme assets %	0.50%	0.50%
Private equities
Disclosure of fair value of plan assets [line items]
Equities	£ 2,259	£ 2,734
% of total fair value of scheme assets %	9.10%	10.80%
Bonds - fixed government
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,544	£ 1,353
% of total fair value of scheme assets %	6.20%	5.30%
Bonds - index-linked government
Disclosure of fair value of plan assets [line items]
Bonds	£ 9,400	£ 9,847
% of total fair value of scheme assets %	37.70%	38.90%
Bonds - corporate and other
Disclosure of fair value of plan assets [line items]
Bonds	£ 7,251	£ 7,435
% of total fair value of scheme assets %	29.10%	29.30%
Property
Disclosure of fair value of plan assets [line items]
Property	£ 1,214	£ 1,323
% of total fair value of scheme assets %	4.90%	5.20%
Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,534	£ 1,583
% of total fair value of scheme assets %	6.20%	6.20%
Hedge funds
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,320	£ 1,373
% of total fair value of scheme assets %	5.30%	5.40%
Derivatives
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,559)	£ (1,857)
% of total fair value of scheme assets %	(6.30%)	(7.30%)
Longevity reinsurance contracts
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (131)	£ (123)
% of total fair value of scheme assets %	(0.50%)	(0.50%)
Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,902	£ 1,510
% of total fair value of scheme assets %	7.60%	6.00%
Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 12	£ 11
% of total fair value of scheme assets %	0.00%	0.00%
Other
Disclosure of fair value of plan assets [line items]
Other	£ 52	£ 58
% of total fair value of scheme assets %	0.20%	0.20%
Equities quoted
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 16,824	£ 16,236
Equities quoted | Equities
Disclosure of fair value of plan assets [line items]
Equities	116	113
Equities quoted | Private equities
Disclosure of fair value of plan assets [line items]
Equities	0	0
Equities quoted | Bonds - fixed government
Disclosure of fair value of plan assets [line items]
Bonds	1,544	1,353
Equities quoted | Bonds - index-linked government
Disclosure of fair value of plan assets [line items]
Bonds	9,400	9,847
Equities quoted | Bonds - corporate and other
Disclosure of fair value of plan assets [line items]
Bonds	6,014	5,884
Equities quoted | Property
Disclosure of fair value of plan assets [line items]
Property	17	13
Equities quoted | Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	814	793
Equities quoted | Hedge funds
Disclosure of fair value of plan assets [line items]
Hedge funds	11	11
Equities quoted | Derivatives
Disclosure of fair value of plan assets [line items]
Derivatives	25	(20)
Equities quoted | Longevity reinsurance contracts
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
Equities quoted | Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(1,134)	(1,776)
Equities quoted | Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	12	11
Equities quoted | Other
Disclosure of fair value of plan assets [line items]
Other	5	7
Equities unquoted
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	8,090	9,124
Equities unquoted | Equities
Disclosure of fair value of plan assets [line items]
Equities	0	0
Equities unquoted | Private equities
Disclosure of fair value of plan assets [line items]
Equities	2,259	2,734
Equities unquoted | Bonds - fixed government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Equities unquoted | Bonds - index-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Equities unquoted | Bonds - corporate and other
Disclosure of fair value of plan assets [line items]
Bonds	1,237	1,551
Equities unquoted | Property
Disclosure of fair value of plan assets [line items]
Property	1,197	1,310
Equities unquoted | Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	720	790
Equities unquoted | Hedge funds
Disclosure of fair value of plan assets [line items]
Hedge funds	1,309	1,362
Equities unquoted | Derivatives
Disclosure of fair value of plan assets [line items]
Derivatives	(1,584)	(1,837)
Equities unquoted | Longevity reinsurance contracts
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(131)	(123)
Equities unquoted | Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	3,036	3,286
Equities unquoted | Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Equities unquoted | Other
Disclosure of fair value of plan assets [line items]
Other	47	51
Of which relates to UKRF | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 24,234	£ 24,680
% of total fair value of scheme assets %	100.00%	100.00%
Of which relates to UKRF | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 0	£ 0
% of total fair value of scheme assets %	0.00%	0.00%
Of which relates to UKRF | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 2,259	£ 2,734
% of total fair value of scheme assets %	9.30%	11.10%
Of which relates to UKRF | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,289	£ 1,098
% of total fair value of scheme assets %	5.30%	4.40%
Of which relates to UKRF | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 9,383	£ 9,829
% of total fair value of scheme assets %	38.80%	39.90%
Of which relates to UKRF | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 7,055	£ 7,241
% of total fair value of scheme assets %	29.10%	29.30%
Of which relates to UKRF | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	£ 1,197	£ 1,310
% of total fair value of scheme assets %	4.90%	5.30%
Of which relates to UKRF | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,534	£ 1,583
% of total fair value of scheme assets %	6.30%	6.40%
Of which relates to UKRF | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,309	£ 1,362
% of total fair value of scheme assets %	5.40%	5.50%
Of which relates to UKRF | Derivatives | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,559)	£ (1,857)
% of total fair value of scheme assets %	(6.40%)	(7.50%)
Of which relates to UKRF | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (131)	£ (123)
% of total fair value of scheme assets %	(0.50%)	(0.50%)
Of which relates to UKRF | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,893	£ 1,497
% of total fair value of scheme assets %	7.80%	6.10%
Of which relates to UKRF | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 0	£ 0
% of total fair value of scheme assets %	0.00%	0.00%
Of which relates to UKRF | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 5	£ 6
% of total fair value of scheme assets %	0.00%	0.00%
Of which relates to UKRF | Cash | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 354	£ 521
Of which relates to UKRF | Receivables (payables) | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	91	80
Of which relates to UKRF | Pooled cash funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	3,036	3,286
Of which relates to UKRF | Repurchase agreements | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(1,588)	(2,390)
Of which relates to UKRF | Equities quoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	16,186	15,601
Of which relates to UKRF | Equities quoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
Of which relates to UKRF | Equities quoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
Of which relates to UKRF | Equities quoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	1,289	1,098
Of which relates to UKRF | Equities quoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	9,383	9,829
Of which relates to UKRF | Equities quoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	5,818	5,690
Of which relates to UKRF | Equities quoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	0	0
Of which relates to UKRF | Equities quoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	814	793
Of which relates to UKRF | Equities quoted | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	0	0
Of which relates to UKRF | Equities quoted | Derivatives | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	25	(20)
Of which relates to UKRF | Equities quoted | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
Of which relates to UKRF | Equities quoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(1,143)	(1,789)
Of which relates to UKRF | Equities quoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Of which relates to UKRF | Equities quoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	0	0
Of which relates to UKRF | Equities unquoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	8,048	9,079
Of which relates to UKRF | Equities unquoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
Of which relates to UKRF | Equities unquoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	2,259	2,734
Of which relates to UKRF | Equities unquoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Of which relates to UKRF | Equities unquoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Of which relates to UKRF | Equities unquoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	1,237	1,551
Of which relates to UKRF | Equities unquoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	1,197	1,310
Of which relates to UKRF | Equities unquoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	720	790
Of which relates to UKRF | Equities unquoted | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	1,309	1,362
Of which relates to UKRF | Equities unquoted | Derivatives | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	(1,584)	(1,837)
Of which relates to UKRF | Equities unquoted | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(131)	(123)
Of which relates to UKRF | Equities unquoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	3,036	3,286
Of which relates to UKRF | Equities unquoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Of which relates to UKRF | Equities unquoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 5	£ 6